TAXES ON INCOME, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Reduced tax rate	25.00%
United States [Member]
Net operating loss carryforward, Expired	$ 1,500
United States [Member] | Subsidiary [Member]
Net operating loss carryforward, Expired	300
Domestic Tax Authority [Member]
Net operating loss carryforward	$ 381,400